Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Adjustment to Net Income (Loss) Available to Common Stockholders (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Net loss	$ (1,100,451)	$ (300,947)	$ (1,358,745)	$ (996,194)	$ (1,379,756)	$ (1,194,706)
Preferred shares redemption adjustment					201,924
Net loss available to common shareholders			$ (1,358,745)		$ (1,177,832)
Weighted number of common shares outstanding - basic & diluted	773,170	119,876	495,133	91,359	106,175	62,435
Loss applicable to common shareholders per share	$ (1.42)	$ (2.51)	$ (2.74)	$ (10.90)	$ (13.00)	$ (19.14)